Invesco 1555 Peachtree St. NE Atlanta, Georgia 30309 www.invesco.com/us

June 19, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Invesco Exchange Fund
CIK No. 0000005100

Ladies and Gentlemen:

On behalf of Invesco Exchange Fund (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities and Exchange Act of 1934, as amended, are the electronic versions of a preliminary Notice of Annual Meeting of Partners, Proxy Statement and Form of Proxy relating to an annual meeting of Partners of the Fund to be held on August 26, 2015.

At the annual meeting of Partners, Partners will be asked to vote on the following proposals: (i) elect managing general partners; (ii) ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Fund; (iii) approve an agreement and plan of redomestication that provides for the reorganization of the Fund as a Delaware statutory trust; and (iv) eliminate the fundamental restriction prohibiting the purchase of securities issued by any other investment company or investment trust, as reflected in the Fund’s Statement of Additional Information and Partnership Agreement.

All comments regarding the attached preliminary proxy materials should be directed to Seba Kurian at (713) 214-4713, seba.kurian@invesco.com.

Very truly yours,

/S/ Seba Kurian

Seba Kurian

Counsel